UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
July 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.5%

	Shares	Value

AUSTRALIA — 3.0%
Alumina	83,640	$175,964
Crown Resorts	13,320	133,678
Westpac Banking	9,358	204,946
Woodside Petroleum	8,572	230,299

		744,887

BELGIUM — 1.2%
Anheuser-Busch InBev	2,425	245,689
Proximus SADP	2,544	62,301

		307,990

BRAZIL — 1.6%
Banco Bradesco	15,400	114,127
Lojas Renner	14,000	114,411
Multiplan Empreendimentos Imobiliarios	20,700	110,260
Qualicorp Consultoria e Corretora de Seguros	14,700	78,261

		417,059

CANADA — 2.9%
AltaGas	5,996	121,900
Enbridge	4,082	144,845
Loblaw	2,553	134,866
PrairieSky Royalty	6,140	116,387
Rogers Communications, Cl B	1,649	83,995
Seven Generations Energy *	12,418	141,729

		743,722

CHINA — 11.0%
3SBio (A)	50,000	106,663
Alibaba Group Holding ADR *	541	101,291
Baidu ADR *	615	152,016
China Everbright International	135,000	164,467
China Galaxy Securities, Cl H	235,500	121,844
China Huarong Asset Management, Cl H	499,000	127,180
China Mobile	8,500	76,690
CNOOC	132,000	220,696
Country Garden Holdings	51,000	79,030
Country Garden Services Holdings *	6,551	10,704

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CHINA — (continued)
Haier Electronics Group	35,000	$102,139
Haitong Securities, Cl H	132,400	133,629
Jiangxi Copper, Cl H	104,000	131,207
Lee & Man Paper Manufacturing	167,000	162,379
People’s Insurance Group of China, Cl H	329,000	146,741
PetroChina, Cl H	322,000	245,794
PICC Property & Casualty, Cl H	130,000	146,614
Tencent Holdings	7,600	344,013
Weibo ADR *	989	81,840
Wuxi Biologics Cayman * (A)	11,500	116,947

		2,771,884

DENMARK — 0.2%
Novo Nordisk, Cl B	1,159	57,911

FINLAND — 1.1%
Nokian Renkaat	3,243	140,738
Sampo, Cl A	2,505	127,381

		268,119

FRANCE — 5.6%
Atos	957	128,603
AXA	6,794	171,706
BNP Paribas	3,134	204,139
Cie Generale des Etablissements Michelin SCA	922	118,775
Danone	2,325	182,837
Iliad	390	61,832
Ingenico Group	1,010	83,857
JCDecaux	3,270	106,901
Klepierre ‡	1,948	73,552
Sanofi	1,351	117,560
Societe Generale	3,466	154,552

		1,404,314

GERMANY — 7.0%
1&1 Drillisch	1,083	64,436
Allianz	853	188,773
Bayer	1,003	111,794
Beiersdorf	1,508	175,739
Covestro (A)	1,956	187,896

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

GERMANY — (continued)
Deutsche Post	3,225	$113,920
Deutsche Wohnen	2,212	107,823
Evonik Industries	4,900	181,458
Fresenius & KGaA	1,823	140,821
Fresenius Medical Care & KGaA	1,034	101,070
Henkel & KGaA	1,534	164,589
SAP	1,851	216,252

		1,754,571

HONG KONG — 5.3%
AIA Group	15,200	132,685
ASM Pacific Technology	7,900	95,086
BOC Hong Kong Holdings	24,500	118,642
First Pacific	244,000	113,182
Galaxy Entertainment Group	17,000	136,591
Hang Seng Bank	4,800	130,656
Hong Kong Exchanges and Clearing	6,300	185,938
Melco Resorts & Entertainment ADR	4,668	120,715
Sands China	25,600	131,798
Shangri-La Asia	50,000	81,813
Yue Yuen Industrial Holdings	33,000	88,733

		1,335,839

INDONESIA — 0.3%
Pakuwon Jati	1,901,800	67,921

IRELAND — 0.6%
Paddy Power	1,314	143,368

ITALY — 2.6%
Atlantia	6,147	182,469
Leonardo	15,998	191,865
Tenaris	6,628	121,213
Terna Rete Elettrica Nazionale	27,098	151,873

		647,420

JAPAN — 16.2%
Acom	25,100	99,781
Bridgestone	3,100	121,685
Brother Industries	3,600	73,100
Canon	2,300	74,317

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN — (continued)
Chubu Electric Power	6,600	$101,441
Daiwa House Industry	2,800	101,754
Disco	500	84,733
East Japan Railway	1,700	158,549
Hankyu Hanshin Holdings	3,500	138,981
Hitachi	14,000	97,377
Hitachi Construction Machinery	3,400	108,433
Inpex	13,200	145,101
JXTG Holdings	26,000	190,343
Kirin Holdings	5,400	137,822
Kyowa Hakko Kirin	5,700	107,798
Kyushu Electric Power	12,700	149,078
Nikon	7,800	131,138
Nintendo	200	65,678
Nippon Yusen	7,300	140,144
NTT Data	11,500	130,780
Obayashi	10,000	104,074
Oji Holdings	23,000	136,019
Omron	1,500	67,536
Ono Pharmaceutical	4,100	96,493
Rohm	900	76,380
Seiko Epson	6,200	111,494
Sekisui Chemical	7,400	132,081
Shin-Etsu Chemical	1,300	130,883
Showa Denko	3,900	185,349
Sony	3,300	171,810
Sumitomo Chemical	21,000	120,252
Suntory Beverage & Food	2,900	123,187
THK	4,300	116,201
Yamaha Motor	5,300	139,247

		4,069,039

MALAYSIA — 0.4%
FGV Holdings	239,100	101,757

MEXICO — 0.7%
Promotora y Operadora de Infraestructura	16,305	168,232

NETHERLANDS — 2.5%
ASML Holding	690	148,147

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

NETHERLANDS — (continued)
Koninklijke DSM	1,533	$163,477
OCI *	3,279	99,215
Randstad	3,311	210,206

		621,045

NORWAY — 0.7%
Gjensidige Forsikring	11,483	184,494

PHILIPPINES — 2.2%
Aboitiz Power	141,900	99,401
Ayala Land	115,600	88,923
JG Summit Holdings	103,610	109,258
Metro Pacific Investments	1,805,600	160,143
Security Bank	25,970	99,273

		556,998

POLAND — 0.5%
Bank Zachodni WBK	1,368	137,225

PORTUGAL — 0.5%
Jeronimo Martins SGPS	8,900	132,564

SINGAPORE — 1.9%
Genting Singapore	126,000	118,475
Jardine Cycle & Carriage	3,900	96,318
Keppel	23,200	117,082
Singapore Exchange	27,700	151,391

		483,266

SOUTH KOREA — 2.7%
AMOREPACIFIC Group	1,656	141,818
CJ CheilJedang	386	116,630
Kumho Petrochemical	1,023	103,338
Lotte Shopping	454	83,604

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA — (continued)
Shinhan Financial Group	2,510	$97,717
Woori Bank	9,582	144,760

		687,867

SPAIN — 1.4%
Banco Bilbao Vizcaya Argentaria	32,912	242,067
Red Electrica	4,989	105,890

		347,957

SWEDEN — 2.6%
Essity, Cl B	4,943	123,708
Securitas, Cl B	12,935	233,039
Skandinaviska Enskilda Banken, Cl A	13,804	147,803
Svenska Handelsbanken, Cl A	11,617	143,650

		648,200

SWITZERLAND — 5.1%
ABB	7,759	177,987
Adecco Group	3,276	201,788
EMS-Chemie Holding	206	132,131
Kuehne + Nagel International	842	134,678
Novartis	3,430	288,397
Roche Holding	851	208,925
Vifor Pharma	787	149,212

		1,293,118

TAIWAN — 1.7%
Delta Electronics	22,000	76,533
Pou Chen	104,000	114,314
Taiwan Semiconductor Manufacturing ADR	5,576	229,787

		420,634

THAILAND — 3.4%
Bumrungrad Hospital	16,900	92,196
Central Pattana	32,200	73,314
Electricity Generating	20,300	140,947
Kasikornbank	25,300	165,016
Minor International	100,300	114,559

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

THAILAND — (continued)
Siam Commercial Bank	37,600	$158,221
Thai Oil	44,300	106,855

		851,108

TURKEY — 0.7%
BIM Birlesik Magazalar	7,679	110,750
Turkiye Garanti Bankasi	52,992	76,752

		187,502

UNITED KINGDOM — 8.9%
Antofagasta	7,216	94,940
Barratt Developments	19,322	135,346
British American Tobacco	6,022	331,852
BT Group, Cl A	32,516	99,595
Carnival	2,005	116,380
GlaxoSmithKline	5,938	123,194
HSBC Holdings	24,065	230,599
Kingfisher	25,280	98,389
Legal & General Group	42,676	147,060
Lloyds Banking Group	153,763	125,820
Mediclinic International	17,499	117,526
Randgold Resources	1,604	119,300
Sage Group	14,673	119,718
Schroders	2,934	119,809
Smith & Nephew	5,282	91,493
Taylor Wimpey	49,316	113,175
Vodafone Group	26,814	65,422

		2,249,618

TOTAL COMMON STOCK

(Cost $23,803,905)		23,805,629

PREFERRED STOCK — 1.6%

BRAZIL — 0.5%
Usinas Siderurgicas de Minas Gerais (B)	49,300	116,536

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
July 31, 2018 (Unaudited)

PREFERRED STOCK — continued

	Shares	Value

SOUTH KOREA — 1.1%
Samsung Electronics (B)	8,330	$284,827

TOTAL PREFERRED STOCK

(Cost $311,199)		401,363

TOTAL INVESTMENTS — 96.1%

(Cost $24,115,104)		$24,206,992

Percentages are based on Net Assets of $25,182,787.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at July 31, 2018 was $411,506 and represents 1.6% of Net Assets.

(B)	Rate not available.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
July 31, 2018 (Unaudited)

The outstanding forward foreign currency contracts held by the Fund at July 31, 2018 is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)

Northern Trust	08/09/18 - 10/09/18	EUR	2,035,000	USD	2,413,191	$23,659

Northern Trust	08/10/18	GBP	264,000	USD	349,430	2,996

Northern Trust	08/10/18 - 09/11/18	JPY	85,235,000	USD	778,959	16,205

Northern Trust	09/11/18	MXN	3,925,000	USD	201,354	(7,523)

Northern Trust	08/09/18	TRY	2,066,000	USD	463,894	44,813

Northern Trust	09/11/18	USD	188,540	MXN	3,925,000	20,337

Northern Trust	09/13/18	USD	204,847	CHF	200,000	(1,957)

Northern Trust	08/09/18	USD	260,896	TRY	1,266,000	(4,093)

Northern Trust	08/14/18	USD	291,452	DKK	1,814,000	(6,181)

Northern Trust	09/17/18	USD	390,581	ZAR	5,283,000	10,303

Northern Trust	09/13/18	USD	489,725	AUD	643,000	(11,770)

Northern Trust	08/10/18 - 09/11/18	USD	781,018	JPY	85,235,000	(18,264)

Northern Trust	10/09/18	USD	313,061	CAD	410,000	2,283

Northern Trust	09/10/18	USD	582,017	CAD	754,000	(2,378)

Northern Trust	08/10/18 - 09/11/18	USD	1,151,327	GBP	852,000	(32,488)

						$35,942

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	744,887	—	—	744,887
Belgium	307,990	—	—	307,990
Brazil	417,059	—	—	417,059
Canada	743,722	—	—	743,722
China	2,771,884	—	—	2,771,884
Denmark	57,911	—	—	57,911
Finland	268,119	—	—	268,119
France	1,404,314	—	—	1,404,314
Germany	1,754,571	—	—	1,754,571
Hong Kong	1,335,839	—	—	1,335,839
Indonesia	67,921	—	—	67,921
Ireland	143,368	—	—	143,368
Italy	647,420	—	—	647,420
Japan	4,069,039	—	—	4,069,039
Malaysia	101,757	—	—	101,757
Mexico	168,232	—	—	168,232
Netherlands	621,045	—	—	621,045
Norway	184,494	—	—	184,494
Philippines	556,998	—	—	556,998
Poland	137,225	—	—	137,225
Portugal	132,564	—	—	132,564
Singapore	483,266	—	—	483,266
South Korea	687,867	—	—	687,867
Spain	347,957	—	—	347,957
Sweden	648,200	—	—	648,200
Switzerland	1,293,118	—	—	1,293,118
Taiwan	420,634	—	—	420,634
Thailand	851,108	—	—	851,108
Turkey	187,502	—	—	187,502
United Kingdom	2,249,618	—	—	2,249,618

Total Common Stock	$23,805,629	$—	$—	$23,805,629

Preferred Stock	401,363	—	—	401,363

Total Investments in Securities	$24,206,992	$—	$—	$24,206,992

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
July 31, 2018 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts^
Unrealized Appreciation	$—	$120,596	$—	$120,596
Unrealized Depreciation	—	(84,654)	—	(84,654)

Total Other Financial Instruments	$—	$35,942	$—	$35,942

^Forwards contracts are value at the unrealized appreciation (depreciation) on the instrument.

Changes in the classifications between Levels 1 and 2 occurred throughout the year when foreign equity securities were fair valued using other observable market based inputs provided by Market in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of July 31, 2018, there were no transfers from Level 1 to Level 2. As of July 31, 2018, securities with a total value of $25,836,204 transferred from Level 2 to Level 1 since the prior period end, primarily due to the application of the fair value at the prior period end. Transfers were considered to have occurred as of the end of the period. There were no other significant transfers between Level 1 and 2 assets for the period ended July 31, 2018. For the period ended July 31, 2018, there were no transfers between Level 1 and Level 3 assets and liabilities. For the period ended July 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended July 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

RSQ-QH-001-1000

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018